As filed with the Securities and Exchange Commission on October 18, 1996

                                                            File Nos.: 333-11799
                                                                        811-6011



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  -------------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                          Pre-Effective Amendment No. 1


                                  -------------

                              THE MONTGOMERY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-572-3863
                        (Area Code and Telephone Number)

                              101 California Street
                         San Francisco, California 94111
                    (Address of Principal Executive Offices)


                                  -------------

                                               Copy to:
JACK G. LEVIN                                  JULIE ALLECTA, ESQ.
600 Montgomery Street                          DAVID A. HEARTH, ESQ.
San Francisco, California 94111                Heller, Ehrman, White & McAuliffe
(name and address of Agent for Service)        333 Bush Street
                                               San Francisco, California  94104

                                  -------------

         Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

                                  -------------


         It is proposed that this filing will become effective on October 25, 1996 but in no event later than October 31, 1996 pursuant to Rule 488.


                                  -------------

         An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance on such Rule, no filing fee is being paid at this time.


            Total number of pages ____. Exhibit Index appears at____.

                              CROSS REFERENCE SHEET


Form N-14 Part A, Item        Location in Prospectus/Proxy Statement
----------------------        ------------------------------------------------

         1                    Front Cover; Cross Reference

         2                    Table of Contents

         3 Introduction; Description of the Proposed Reorganization; Comparison of the Funds; Risk Factors

         4                    Description of the Proposed Reorganization

         5, 6 Comparison of the Funds; Risk Factors; Further Information About the Acquired Fund and the Acquiring Fund

         7                    Shares and Voting; Vote Required

         8, 9                 Not Applicable

Form N-14 Part B, Item        Location in Statement of Additional Information
----------------------        ------------------------------------------------

         10                   Cover Page

         11                   Table of Contents

         12 Incorporation of Documents by Reference in Statement of Additional Information

         13                   Not Applicable

         14 Incorporation of Documents by Reference in Statement of Additional Information

Form N-14 Part C
-----------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of Form N-14.

THE FOLLOWING ITEMS ARE HEREBY INCORPORATED BY REFERENCE:

From Post-Effective Amendment No. 35 of The Montgomery Funds, filed June 7, 1996 (SEC File No. 33-34841):

         Prospectus for  Montgomery  Emerging  Markets Fund (with other funds of
                  The Montgomery Funds), dated June 30, 1996.

         Statement of Additional Information  for  Montgomery  Emerging  Markets
                  Fund and Montgomery Advisors Emerging Markets Fund (with other funds of The Montgomery Funds), dated June 30, 1996.

From Post-Effective Amendment No. 28 of The Montgomery Funds, filed September 13, 1995 (SEC File No. 33-34841):

         Prospectus  for  Montgomery   Advisors  Emerging  Markets  Fund,  dated
                  November 13, 1995.

As previously sent to shareholders of each fund and filed with the SEC pursuant to Rule 30b2-1:

         Annual Report for the Montgomery Emerging Markets Fund for the fiscal year ended June 30, 1996, as contained in the Annual Report for The Montgomery Funds dated as of and for the periods ended June 30, 1996.

         Annual Report for the Montgomery Advisors Emerging Markets Fund for the period ended June 30, 1996.

      ---------------------------------------------------------------------

                                     PART A

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                            FOR THE REORGANIZATION OF

                    MONTGOMERY ADVISORS EMERGING MARKETS FUND

                                      INTO

                        MONTGOMERY EMERGING MARKETS FUND
      ---------------------------------------------------------------------

                              THE MONTGOMERY FUNDS
                              101 California Street
                         San Francisco, California 94111
                                 (800) 572-FUND


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                       OF
                    MONTGOMERY ADVISORS EMERGING MARKETS FUND


                          TO BE HELD November 25, 1996



To the Shareholders of
Montgomery Advisors Emerging Markets Fund:


                  NOTICE IS HEREBY GIVEN that a special meeting (the "Meeting") of shareholders of Montgomery Advisors Emerging Markets Fund (the "Acquired Fund"), a series of The Montgomery Funds (the "Trust"), will be held at the offices of The Montgomery Funds, 101 California Street, 35th Floor, San Francisco, California 94111 on November 25, 1996 at 10 a.m., local time, for the following purposes:


                  1. To approve or disapprove a reorganization of the Acquired Fund providing for (i) the transfer of all of the net assets of the Acquired Fund to Montgomery Emerging Markets Fund (the "Acquiring Fund"), a series of the Trust, in exchange for shares of the Acquiring Fund (the "Acquiring Fund Shares") of equivalent value, (ii) the pro rata distribution of such Acquiring Fund Shares to the shareholders of the Acquired Fund in full redemption of such shareholders' shares in the Acquired Fund, and (iii) the immediate liquidation and termination of the Acquired Fund.

                  2. To transact such other business as may properly come before the Meeting or any adjournment(s) thereof.

                  Only shareholders of record at the close of business on October 25, 1996 (the "Record Date") will be entitled to notice of and to vote at the Meeting or any adjournment thereof.


                                            By Order of the Board of Trustees



                                            Mark B. Geist, President



November 7, 1996




                  YOUR VOTE IS IMPORTANT REGARDLESS OF HOW MANY
                      SHARES YOU OWNED ON THE RECORD DATE.

                               -------------------

                  PLEASE INDICATE YOUR VOTING INSTRUCTIONS ON THE ENCLOSED PROXY FORM, DATE AND SIGN IT, AND RETURN IT IN THE PRE-ADDRESSED ENVELOPE PROVIDED. NO POSTAGE IS NECESSARY IF MAILED IN THE UNITED STATES. IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE REQUEST YOUR COOPERATION IN MAILING YOUR PROXY PROMPTLY.

                              --------------------

                                      PROXY
                     FOR SPECIAL MEETING OF SHAREHOLDERS OF
                    MONTGOMERY ADVISORS EMERGING MARKETS FUND
                              ON NOVEMBER 25, 1996

        PLEASE VOTE, SIGN BELOW AND RETURN PROMPTLY IN ENCLOSED ENVELOPE.
                    TO VOTE, MARK BLOCK BELOW AS FOLLOWS: |X|

                  The undersigned hereby appoints Mark B. Geist and Mark B. Sullivan, or each of them, proxies for the undersigned, with full power of substitution, to represent the undersigned and to vote all of the shares of Montgomery Advisors Emerging Markets Fund (the "Acquired Fund") of The Montgomery Funds (the "Trust") which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Acquired Fund to be held on November 25, 1996 and at any adjournment thereof.


         o Proposal to approve or disapprove a reorganization of the Acquired Fund providing for (i) the transfer of all of the net assets of the Acquired Fund to the Montgomery Emerging Markets Fund (the "Acquiring Fund"), a separate series of the Trust, in exchange for shares of the Acquiring Fund (the "Acquiring Fund Shares") of equivalent value, (ii) the pro rata distribution of such Acquiring Fund Shares to the shareholders of the Acquired Fund in full redemption of such shareholders' shares in the Acquired Fund, and (iii) the immediate liquidation and termination of the Acquired Fund, as described in the accompanying Combined Proxy Statement and Prospectus.



                           o FOR               o AGAINST           o ABSTAIN


And, in their discretion, to transact any other business that may lawfully come before the Meeting or any adjournment(s) thereof.

                  THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES AND WILL BE VOTED AS DIRECTED HEREIN. IF NO DIRECTION IS GIVEN, THIS PROXY WILL BE VOTED FOR EACH OF THE PROPOSALS.


                                               Dated:_____________________, 1996




                                               ---------------------------------
                                                 Signature of Shareholder



                                               ---------------------------------
                                                 Signature of Shareholder



When shares are registered jointly in the names of two or more persons, ALL must sign. Signature(s) must correspond exactly with the name(s) shown. Please sign, date and return promptly in the enclosed envelope.

                              THE MONTGOMERY FUNDS

                    MONTGOMERY ADVISORS EMERGING MARKETS FUND

                                       and

                        MONTGOMERY EMERGING MARKETS FUND

                     COMBINED PROXY STATEMENT AND PROSPECTUS


                             DATED: October 31, 1996

         This  document,   which  includes  a  Notice  of  Special   Meeting  of
Shareholders, a Proxy Statement and a form of Proxy, is being furnished in connection with the solicitation of proxies by the Board of Trustees (the "Board of Trustees") of The Montgomery Funds (the "Trust") for use at the Special Meeting (the "Meeting") of shareholders of the Montgomery Advisors Emerging Markets Fund (the "Acquired Fund"), a separate series of the Trust, to be held on November 25, 1996.


         At the Meeting, the shareholders of the Acquired Fund will be asked to approve or disapprove a proposed reorganization (the "Reorganization") of the Acquired Fund into the Montgomery Emerging Markets Fund (the "Acquiring Fund"), also a separate series of the Trust. The Reorganization will include (i) the transfer of all of the net assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund (the "Acquiring Fund Shares") of equivalent value to the net assets transferred, (ii) the pro rata distribution of such Acquiring Fund Shares to shareholders of record of the Acquired Fund as of the effective date of the Reorganization (the "Effective Date") in full redemption of such shareholders' shares in the Acquired Fund, and (iii) the immediate liquidation and termination of the Acquired Fund. As a result of the Reorganization, each shareholder of the Acquired Fund as of the Effective Date will hold Acquiring Fund Shares having the same aggregate net asset value as the shares of the Acquired Fund held by such shareholder immediately before consummation of the Reorganization. For federal income tax purposes, the Reorganization should be treated as a tax-free reorganization that will not cause the Acquired Fund's shareholders to recognize a gain or loss for federal income tax purposes. See "Approval of the Proposed Reorganization -- Description of the Proposed Reorganization -- Federal Income Tax Consequences."

         The Trust is an open-end management investment company. The investment objective of the Acquired Fund is to seek capital appreciation by investing primarily in equity securities of companies in countries having economies and markets that are or would be considered by the World Bank or the United Nations to be emerging or developing. The Acquiring Fund has an identical investment objective.

         The principal executive offices of the Trust are located at 101 California Street, 35th Floor, San Francisco, California 94111 (telephone: (800) 572-3863).

         This Combined Proxy Statement and Prospectus sets forth concisely the information that a shareholder of the Acquired Fund should know before voting on the proposed Reorganization. It should be read and retained for future reference.

         The combined Prospectus for the Acquiring Fund (as well as other Montgomery Funds) dated June 30, 1996, the Prospectus for the Acquired Fund dated November 13, 1995, the combined Statement of Additional Information relating to the Acquired Fund and the Acquiring Fund (as well as the other Montgomery Funds) dated June 30, 1996, and the Statement of Additional Information relating to this Combined Proxy Statement and Prospectus of even date herewith, are on file with the Securities and Exchange Commission (the "SEC") and are incorporated by reference herein. A copy of the combined Prospectus of the Acquiring Fund (as well as the other Montgomery Funds) dated June 30, 1996 and a copy of the Prospectus of the Acquired Fund dated November 13, 1995 accompanies this document. The combined Statement of Additional Information of the Acquiring Fund and the Acquired Fund (as well as the other Montgomery Funds) dated June 30, 1996, and the Statement of Additional Information relating to this Combined Proxy Statement and Prospectus of even date herewith, are available without charge by writing to the Trust at 101 California Street, 35th Floor, San Francisco, California 94111, or by calling
(800) 572-3863.


         The respective Annual Reports to Shareholders of the Acquired Fund and the Acquiring Fund (as well as the other Montgomery Funds) for the fiscal year ended June 30, 1996 containing audited financial statements of the Acquired Fund and the Acquiring Fund, previously has been mailed to each shareholder entitled to vote at the Meeting. An additional copy of that Annual Report is available without charge by writing or telephoning the Trust at its address and telephone number listed above. It is expected that this Combined Proxy Statement and Prospectus will be mailed to shareholders on or about November 7, 1996.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

INTRODUCTION ..............................................................    6

          Shares and Voting ...............................................    7

APPROVAL OF THE PROPOSED REORGANIZATION ...................................    9

     BACKGROUND ...........................................................    9

     DESCRIPTION OF THE PROPOSED REORGANIZATION ...........................    9

          The Reorganization ..............................................    9
          Effect of the Reorganization ....................................   11
          Federal Income Tax Consequences .................................   11
          Description of the Acquiring Fund Shares ........................   11
          Capitalization ..................................................   12

     COMPARISON OF THE FUNDS ..............................................   12

          Investment Objectives and Policies ..............................   12
          Investment Restrictions .........................................   14
          Comparative Performance Information .............................   17
          Advisory Fees and Other Expenses ................................   17
          Distribution Services ...........................................   19
          Comparative Summary of Investor Costs ...........................   20
          Redemption and Exchange Procedures ..............................   21
          Income Dividends, Capital Gains Distributions
            and Taxes .....................................................   21
          Portfolio Transactions and Brokerage Commissions ................   22
          Shareholders' Rights ............................................   22

     RISK FACTORS .........................................................   23


     RECOMMENDATION OF THE BOARD OF TRUSTEES ..............................   24


     DISSENTERS' RIGHTS OF APPRAISAL ......................................   24

     FURTHER INFORMATION ABOUT THE ACQUIRED FUND AND THE
       ACQUIRED FUND ......................................................   24

     VOTE REQUIRED ........................................................   25

OTHER BUSINESS ............................................................   25

NEXT MEETING OF SHAREHOLDERS ..............................................   25

LEGAL MATTERS .............................................................   25

EXPERTS ...................................................................   25

                                  INTRODUCTION

         The Meeting has been called for the purpose of allowing shareholders to consider and vote on the proposed Reorganization of the Acquired Fund, as described below. The Acquired Fund's shares are sold only through financial intermediaries and financial professionals at net asset value with no sales load, no commissions and no Rule 12b-1 fees. The minimum initial investment in the Acquired Fund is $500,000, and subsequent investments must be at least $5,000. As of June 11, 1996, however, the Acquired Fund had not been able to attract sufficient assets to operate at a cost-efficient level. Furthermore, it is unclear whether, under the current marketing structure of the Acquired Fund, the assets of the Acquired Fund will ever increase to the level necessary to permit it to operate efficiently in accordance with its investment policies and objective. As a result, the Board of Trustees decided to close the Acquired Fund to new investors as of June 11, 1996 and to approve the Reorganization subject to the approval of the Acquired Fund's shareholders. If the proposed Reorganization of the Acquired Fund into the Acquiring Fund is approved and effected, the Acquiring Fund's assets will increase, which should create certain economies of scale; and the Acquired Fund will become part of a fund with similar investment objectives and policies and substantially larger assets which will permit it to operate efficiently in accordance with its investment policies and objective.

         At the Meeting, the shareholders of the Acquired Fund will be asked to approve the proposed Reorganization of the Acquired Fund into the Acquiring Fund. The Reorganization will include the transfer of all of the net assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund of equivalent value, the pro rata distribution of such Acquiring Fund shares to the shareholders of the Acquired Fund in full redemption of such shareholders' shares in the Acquired Fund, and the immediate liquidation and termination of the Acquired Fund.

         The Acquired Fund and the Acquiring Fund (collectively, the "Funds," and individually a "Fund") have similar investment objectives and policies. The investment objective of the Acquired Fund is to seek capital appreciation by investing primarily in equity securities of companies in countries having economies and markets that are or would be considered by the World Bank or the United Nations to be emerging or developing. The Acquiring Fund has an identical investment objective.

         Investments in the Funds are subject to similar risks. See "Approval of the Proposed Reorganization -- Risk Factors" below.

         The redemption and exchange arrangements of the Funds are substantially identical. The Acquiring Fund and the Acquired Funds have different purchase and distribution arrangements which are more fully discussed in the section "Approval of the Proposed Reorganization -- Comparison of the Funds" below.

         The investment adviser to both Funds is Montgomery Asset Management, L.P. (the "Manager"). As discussed below, the Board of Trustees of the Trust believes that the proposed Reorganization is in the best interests of the Acquired Fund and its shareholders, and that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the proposed Reorganization. See "Approval of the Proposed Reorganization --
Comparison of the Funds" and "Approval of the Proposed Reorganization -- Recommendation of the Board of Trustees."

         The cost of the Reorganization and of the Meeting and solicitation of proxies therefor, including the cost of copying, printing and mailing of proxy materials, will be borne by the Manager and not by either Fund. In addition to solicitations by mail, proxies may also be solicited by officers of the Trust, without special compensation, by telephone, telegram or otherwise.


                  SHAREHOLDERS OF THE ACQUIRED FUND MAY ALWAYS
                REDEEM ACQUIRED FUND SHARES, UP TO AND INCLUDING
                         THE DATE OF THE REORGANIZATION.


Shares and Voting

         The Trust is a Massachusetts business trust and is registered with the SEC as an open-end management investment company. The Trust currently has 18 operating series, or funds, outstanding, including the Funds. Each Fund has its own investment objective and policies and operates independently for purposes of investments, dividends, other distributions and redemptions. The Acquired Fund has only one class of shares. The Acquiring Fund has designated three classes of shares, each with its own fee and expense structure: Class R shares, Class P shares and Class L shares. At present, only Class R and Class P shares of the Acquiring Fund have been issued and sold to the public. The Acquired Fund shareholders will receive Class R shares of the Acquiring Fund in exchange for their Acquired Fund shares if the Reorganization is approved and consummated. Information about the Class P and Class L shares of the Acquired Fund is contained in the Prospectus for those shares of the Acquiring Fund. Those other classes of shares have adopted a Rule 12b-1 plan and charge a Rule 12b-1 fee.


         Each share of the Acquired Fund ("Shares"), or fraction thereof, is entitled to one vote or corresponding fraction thereof at the Meeting. At the close of business on October 31, 1996 (the "Record Date"), the record date for the determination of shareholders entitled to vote at the Meeting ("Shareholders"), there were [463,731.1] Shares outstanding held by [37] record holders (including omnibus accounts representing multiple underlying beneficial owners).

         All Shares represented by each properly signed proxy received prior to the Meeting will be voted at the Meeting. If a Shareholder specifies how the proxy is to be voted on any business properly to come before the Meeting, it will be voted in accordance with such instruction. If no choice is indicated, proxies will be voted FOR approval of the Reorganization, as more fully described in this Combined Proxy Statement and Prospectus. A proxy may be revoked by a Shareholder at any time prior to its use by written notice to the Trust, by submission of a later-dated proxy or by voting in person at the Meeting. If any other matters come before the Meeting, proxies will be voted by the persons named therein as proxies in accordance with such persons' best judgment.

         The presence in person or by proxy of Shareholders entitled to cast 40% of the votes entitled to be cast at the Meeting will constitute a quorum. When a quorum is present, a majority of the Shares voted shall decide the proposal. The meeting may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. The persons named in the proxy will vote in favor of such adjournment those Shares which they are entitled to vote if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal. If the adjournment requires the setting up of a new record date or the adjournment is for more than 60 days from the date set for the original meeting (in which case the Board of Trustees will set a new record date), the Trust will give notice of the adjourned Meeting to the Shareholders. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting, notwithstanding the withdrawal or temporary absence of sufficient Shares to reduce the number present to less than a quorum.

         All proxies voted, including abstentions and broker non-votes, will be counted toward establishing a quorum. Approval of the Reorganization will occur only if a sufficient number of votes are cast FOR that proposal. Accordingly, abstentions and broker non-votes have the effect of a negative vote on the proposal.

         As of the Record Date, the Funds' shareholders of record and (to the Trust's knowledge) beneficial owners who owned more than five percent of the respective Funds' shares are as follows:

                                                Percentage of Acquired Fund's
         Shareholder                                 Outstanding Shares
         -----------                            -----------------------------
         Charles Schwab                                  98.69%
           & Co., Inc.
         101 Montgomery Street
         San Francisco, CA 94111

The officers and directors of the Trust, as a group, owned of record and beneficially less than one percent of the outstanding voting securities of the Acquired Fund and the Acquiring Fund, respectively, as of the Record Date.

                     APPROVAL OF THE PROPOSED REORGANIZATION

BACKGROUND

         The  Acquired  Fund  commenced  operations  on  December  8, 1995.  The
Acquired Fund's shares are sold only through financial intermediaries and financial professionals at net asset value with no sales load, no commission and no Rule 12b-1 fees. However, in general the minimum initial investment in the Fund is $500,000, and subsequent investments must be at least $5,000. The Acquired Fund is designed to be sold to high net-worth financial advisory clients who are interested in investing in emerging markets. However, since the Acquired Fund's inception, it has not been successful in attracting sufficient assets to operate at a cost-efficient level. As a result, the Manager has advised the Board of Trustees that it considers the asset levels of the Acquired Fund ($8,269,476 as of June 30, 1996) too small to enable it to operate the Acquired Fund prudently in accordance with the Acquired Fund's investment objective and policies.


         In view of these circumstances, the Board of Trustees of the Trust approved on August 30, 1996, by unanimous consent resolutions, the proposed Reorganization, after having determined that it is in the best interest of the Shareholders, and directed that the proposed Reorganization be submitted to the Shareholders for approval. The consent resolutions were ratified by the full Board of Trustees during their September 26, 1996 regular meeting. See "Approval of the Proposed Reorganization -- Recommendation of the Board of Trustees."


DESCRIPTION OF THE PROPOSED REORGANIZATION

The Reorganization

         If the Reorganization is approved, on the Effective Date the Acquiring Fund will acquire the net assets of the Acquired Fund, and will issue to the Acquired Fund the number of Acquiring Fund shares determined by dividing the value of the Acquired Fund's net assets so transferred by the net asset value of one Acquiring Fund Share. The net assets of the Acquired Fund and the net asset value of the Acquiring Fund will be calculated at the close of business on the date immediately preceding the

Effective Date (the "Valuation Date") in accordance with the Funds' valuation procedures described in their respective Prospectuses (in the case of the Acquiring Fund, the combined Prospectus dated June 30, 1996 and, in the case of the Acquired Fund, the Prospectus dated November 13, 1995). Contemporaneously with that asset transfer, the Acquired Fund will distribute the Acquiring Fund Shares it received pro rata to each remaining Shareholder of the Acquired Fund based on the percentage of the outstanding shares of the Acquired Fund held of record by that Shareholder on the Valuation Date. For example, on September 30, 1996, the value of the aggregate net assets of the Acquired Fund was $7,567,185, the total number of outstanding Acquired Fund shares was 446,596, and the net asset value of each Acquiring Fund Share was $13.82. Therefore, if the Effective Date had been September 30, 1996, the Acquiring Fund would have issued a total of 547,553.219 Acquiring Fund Shares to the Acquired Fund, and the Acquired Fund would then have redeemed each of its then outstanding shares in exchange for
1.226 Acquiring Fund Shares.


         This distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in full redemption of such Shareholders' Acquired Fund Shares will be accomplished by the establishment of book accounts on the Acquiring Fund's share records in the name of the respective shareholders of the Acquired Fund, representing the respective pro rata numbers of Acquiring Fund shares deliverable to the Acquired Fund Shareholders. Fractional shares will be carried to the third decimal place. Certificates evidencing the Acquiring Fund Shares will not be issued to the Acquired Fund shareholders.

         Immediately   following  the  Acquired  Fund's  pro  rata   liquidating
distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders, the Acquired Fund will liquidate and terminate.

         Consummation of the Reorganization is subject to approval by the Shareholders of the Acquired Fund. The Reorganization may be abandoned at any time before the Effective Date upon the vote of a majority of the Board of Trustees.

         The Manager will pay all costs and expenses of the Reorganization, including those associated with the Meeting, the copying, printing and distribution of this Combined Proxy Statement and Prospectus, and the solicitation of proxies for the Meeting.

         The above is a summary of the Reorganization. The Summary does not purport to be a complete description of the terms of the Reorganization, which are set forth in the Agreement and Plan of Reorganization attached as Exhibit A to this document.

Effect of the Reorganization


         If the Reorganization is approved and completed, Shareholders of the Acquired Fund as of the Effective Date will become shareholders of the Acquiring Fund, which will acquire the net assets of the Acquired Fund. The total net asset value of all Acquiring Fund shares held by each Shareholder of the Acquired Fund immediately after consummation of the Reorganization will be equivalent to the total net asset value of all Acquired Fund Shares held by that Shareholder immediately before consummation of the Reorganization.


         On or before the Effective Date the Acquired Fund intends to distribute all of its then-remaining net investment income and realized capital gain.

         After the Reorganization, the investment adviser and distributor for the Acquiring Fund will continue to be Montgomery Asset Management L.P. and Montgomery Securities, respectively. The Acquiring Fund will be managed in accordance with its existing investment objective and policies.

Federal Income Tax Consequences

         As a condition to the closing of the Reorganization, the Trust must receive a favorable opinion from Heller, Ehrman, White & McAuliffe, counsel to the Trust, substantially to the effect that, for federal income tax purposes:
(a) the Reorganization will constitute a "tax-free" reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"); (b) no gain or loss will be recognized by the Acquiring Fund or the Acquired Fund as a result of the Reorganization; (c) no gain or loss will be recognized by Shareholders of the Acquired Fund upon the exchange of their Shares for shares of the Acquiring Fund; (d) the aggregate tax basis of the Acquiring Fund Shares received by an Acquired Fund Shareholder pursuant to the Reorganization will be the same as the basis of the Acquired Fund Shares held by such Shareholder immediately before the Reorganization; (e) the holding period of the Acquiring Fund Shares so received will include the period during which the Acquired Fund Shareholder held Shares of the Acquired Fund, provided such Shares were held as a capital asset; (f) the tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the basis of such assets immediately before the Reorganization; and (g) the holding period of such assets will include the period during which those assets were held by the Acquired Fund. The Trust does not intend to seek a private letter ruling from the Internal Revenue Service with respect to the tax effects of the Reorganization.

Description of the Acquiring Fund Shares

         Each Acquiring Fund Share issued to Acquired Fund Shareholders pursuant to the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Each Acquiring Fund Share will represent an equal interest in the assets of the Acquiring Fund. The Acquiring Fund Shares will be sold and redeemed based upon the net asset value of the Acquiring Fund next determined after receipt of the purchase or redemption request, as described in the Acquiring Fund's Prospectus.

Capitalization

         The capitalization of the Funds as of September 30, 1996 and their pro forma combined capitalization as of that date after giving effect to the proposed Reorganization are as follows:


                                        (Unaudited)   (Unaudited)
                                         Acquiring      Acquired     Pro Forma
                                          Fund           Fund        Combined
                                    --------------------------------------------


Aggregate net assets...............   $933,198,186    $7,567,185    $940,765,371

Shares outstanding*................     67,533,158       446,596      68,080,711

Net asset value per share..........         $13.82        $16.95          $13.82
-------------------------------------------------------


*   Each Fund is authorized to issue an indefinite number of shares.


COMPARISON OF THE FUNDS

         A brief  comparison  of the  Funds is set  forth  below.  See  "Further
Information   About  the  Acquired  Fund  and  the  Acquiring   Fund"  for  more
information.

Investment Objectives and Policies

         The Acquired Fund / The Acquiring Fund. The investment objective of the Acquired Fund is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies in countries having emerging markets. The Acquired Fund defines an emerging market country as a country having an economy and market that are or would be considered by the World Bank or the United Nations to be emerging or developing.

         The Acquired Fund currently limits its investments to the following emerging market countries: Latin America (Argentina, Brazil, Chile, Colombia, Costa Rica, Jamaica, Mexico, Peru, Trinidad and Tobago, Uruguay, Venezuela); Asia (China, India, Indonesia, Korea, Malaysia, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan, Thailand, Vietnam); Southern and Eastern Europe (Czech Republic, Greece, Hungary, Poland, Portugal, Russia, Turkey); Mid-East (Israel, Jordan); and Africa (Egypt, Ghana, Ivory Coast, Kenya, Morocco, Nigeria, South Africa, Tunisia, Zimbabwe). In the future, the Acquired Fund may invest in other emerging market countries. Under normal conditions, the Acquired Fund maintains investments in at least five emerging market countries at all times and invests no more than 35% of its total assets in any one emerging market country.

         The Acquired Fund considers a company to be an emerging market company if its securities are principally traded in the capital market of an emerging market country; it derives at least 50% of its total revenue from either goods produced or services rendered in emerging market countries or from sales made in emerging market countries, regardless of where the securities of such companies are principally traded; or it is organized under the laws of, and with a principal office in, an emerging market country.

         The Acquired Fund uses a proprietary, quantitative asset allocation model created by the Manager. This model employs mean-variance optimization, a process used in developed markets based on modern portfolio theory and statistics. Mean- variance optimization helps determine the percentage of assets to invest in each country to maximize expected returns for a given risk level. The Acquired Fund's aims are to invest in those countries that are expected to have the most optimal risk/reward trade-off when incorporated into a total portfolio context and to construct a portfolio of emerging market investments approximating the risk level of an internationally diversified portfolio of securities in developed markets. This "top-down" country selection is combined with "bottom-up" fundamental industry analysis and stock selection based on original research and publicly available information and company visits, although the Acquired Fund emphasizes "top-down," or strategic, selection.

         The Acquired Fund invests primarily in common stock but also may invest in other types of equity and equity derivative securities (including options on equity securities, warrants and futures contracts on equity securities). It may invest up to 35% of its total assets in debt securities, including up to 5% in debt securities rated below investment grade.

         The Acquired Fund may invest in certain debt securities issued by the governments of emerging market countries that are, or may be eligible for, conversion into investments in emerging market companies under debt conversion programs sponsored by such governments. If such securities are convertible to equity investments, the Acquired Fund deems them to be equity derivative securities. The Acquired Fund may invest up to 30% of its total assets in the equity securities of companies constituting the Morgan Stanley Capital International Europe, Australia, Far East Index (the "EAFE Index"). These companies typically have larger average market capitalizations than the emerging market companies in which the Acquired Fund generally invests. Accordingly, subject to its investment objective, the Acquired Fund invests in EAFE Index companies for temporary defensive strategies.

         The Acquiring Fund has an almost identical investment objective and policies. The only differences are that under normal conditions, the Acquiring Fund maintains investments in at least six emerging market countries instead five as in the case of the Acquired Fund. Also, unlike the Acquired Fund, the Acquiring Fund may not invest more than 20% of its total assets in the equity securities of companies constituting the EAFE Index.

Investment Restrictions

         Both the Acquiring Fund and the Acquired Fund have identical fundamental investment restrictions which cannot be changed without the affirmative vote of a majority of each Fund's outstanding voting securities as defined in the Investment Company Act of 1940 (the "1940 Act"). Neither the Acquiring Fund nor the Acquired Fund may:

         1. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Fund would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable.

         2. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 10% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan.

         3. (a) Borrow money, except temporarily for extraordinary or emergency purposes from a bank and then not in excess of 10% of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 5% of total assets.

            (b) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions.

         4. Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         5. Buy or sell real estate (including interests in real estate limited partnerships or issuers that qualify as real estate investment trusts under federal income tax law) or commodities or commodity contracts; however, a Fund, to the extent not otherwise prohibited in the Prospectus or its Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and the Statement of Additional Information. As an operating policy which may be changed without shareholder approval, consistent with the laws of the State of Texas, a Fund may invest in real estate investment trusts only up to 10% of its total assets.

         6. Buy or sell interests in oil, gas or mineral exploration or development leases and programs. (This does not preclude permissible investments in marketable securities of issuers engaged in such activities.)

         7. Invest more than 5% of the value of its total assets in securities of any issuer which has not had a record, together with its predecessors, of at least three years of continuous operation. (This is an operating policy which may be changed without shareholder approval consistent with the regulations of the State of Arkansas.)

         8. (a) Invest in securities of other investment companies, except to the extent permitted by the 1940 Act and discussed in the Prospectus or the Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets.

            (b) Invest in securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition. (This is an operating policy which may be changed without shareholder approval, consistent with the regulations of the State of Ohio.)

         9.  Invest,  in the  aggregate,  more  than  15% of its net  assets  in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by a Fund. (This is an operating policy which may be changed without shareholder approval, consistent with the 1940 Act, changes in relevant SEC interpretations).

         10. Invest in any issuer for purposes of exercising control or management of the issuer. (This is an operating policy which may be changed without shareholder approval, consistent with the 1940 Act.)

         11. Invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry. (This does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.) For purposes of this restriction, the Funds generally rely on the U.S. Office of Management and Budget's Standard Industrial Classifications.

         12. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible reverse repurchase and dollar roll transactions.

         13. Except as described in the Prospectus and the Statement of Additional Information, acquire or dispose of put, call, straddle or spread options subject to the following conditions:

              (a) such options are written by other persons, and

              (b) the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Fund's total assets.

(This is an operating policy which may be changed without shareholder approval, consistent with state regulations.)

         14. (a) Except as described in the Prospectus and the Statement of Additional Information, engage in short sales of securities. (This is an operating policy which may be changed without shareholder approval, consistent with applicable regulations.)

              (b) A Fund may not invest more than 25% of its net assets in short sales, and the value of the securities of any one issuer in which a Fund is short may not exceed the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of any issuer. In addition, short sales may be made only in those securities that are fully listed on a national securities exchange. (This is an operating policy which may be changed without shareholder approval, consistent with the regulations of the State of Texas.)

         15. Invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of a Fund's net assets. Included in such amount, but not to exceed 2% of the value of a Fund's net assets, may be warrants which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value. (This is an operating policy which may be changed without shareholder approval, consistent with the regulations of the State of Texas.)

         16. (a) Purchase or retain in its portfolio any security if any officer, trustee or shareholder of the issuer is at the same time an officer, trustee or employee of the Trust or of its investment adviser and such person owns beneficially more than 1/2 of 1% of the securities and all such persons owning more than 1/2 of 1% own more than 5% of the outstanding securities of the issuer.

              (b) Purchase more than 10% of the outstanding voting securities of any one issuer. (This is an operating policy which may be changed without shareholder approval, consistent with the regulations of the State of Ohio.)

         17. Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, more than 5% of a Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

             To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board and notice to shareholders.

             If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

Comparative Performance Information

         The table below indicates the average annual total return (with capital gains and all dividends and distributions reinvested) for each Fund during the periods ending June 30, 1996.


                                Average Annual Total Return        Inception(1)
                              -------------------------------        through
                              1996     1995     1994     1993      June 30, 1992
                              ----     ----     ----     ----     -------------

Acquiring Fund                7.74%    1.40%   26.10%   11.27%     (0.40%)

Acquired Fund                16.60%(2) N.A.     N.A.     N.A.       N.A.


Additional performance information on the Funds may be found in their 1996 Annual Report to Shareholders.

-------------------------

1    March 1, 1992.

2    Represents total return from December 8, 1995 (inception).

Advisory Fees and Other Expenses

         The Manager serves as investment adviser to both Funds pursuant to an Investment Management Agreement dated July 13, 1990 (the "Management Contract"). The Acquiring Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) calculated at an annualized rate of 1.25% of the first $250 million of the Acquiring Fund's average daily net assets and at 1.00% for average daily net assets above $250 million. The Acquired Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) calculated at an annualized rate of 1.20% of the first $300 million of the average daily net assets of the Acquired Fund; 1.00% of the next $700 million of the Acquired Fund's average daily net assets and 0.90% of the Acquired Fund's average daily net assets over $1 billion. Although the contractual management fee rate for the Acquired Fund is slightly higher than the Acquiring Fund, the effective rate for the Acquiring Fund is lower because of its substantially larger asset base.

         The total expense limitation of the Acquiring Fund is slightly higher than that of the Acquired Fund (1.90% to 1.50%). This is because the Manager has voluntarily capped the Acquired Fund's expense ratio at a very low level anticipating that the Acquired Fund would attract a large asset base. Because it was expected that the average account size of the Acquired Fund would be much bigger than that of the Acquiring Fund, the Manager expected that the Acquired Fund could be managed in a more cost-effective manner. However, since the inception of the Acquired Fund, asset size has not grown to a level that would allow the Acquired Fund to operate at a cost-effective level. For the fiscal year ended June 30, 1996, the ratio of the Acquired Fund's and the Acquiring
Fund's expenses to their average daily net assets (before fee and expense waivers by the Manager) was 3.10% and 1.72%, respectively. The Manager is unwilling to continue to maintain the expense cap at its current artificially low level and would reset the cap at a much higher level. Thus, there would be no operating expense advantage in the future.


         For the period ended June 30, 1996, the Manager received management fees of approximately $10,262,601 from the Acquiring Fund. The Manager earned management fees of approximately $43,843 from the Acquired Fund. Of these fees the Manager waived or deferred approximately $43,843 and absorbed $16,226 in expenses of the Acquired Fund.

Distribution Services

         Montgomery Securities has served as distributor of the Funds' shares since the inception of the Funds. The Distributor does not impose any sales charge on purchases of shares. The Class R Acquiring Fund shares to be issued in the Reorganization will not be subject to any sales charge. No sales charge is imposed by either Fund on reinvestment of dividends or capital gains distributions. Also, neither the Acquired Fund nor Class R shares of the Acquiring Fund has adopted a "compensation-type" distribution plan (the "Plan") pursuant to the provisions of Rule 12b-1 under the 1940 Act. Such a Plan, which has been adopted with respect to the Class P shares and Class L shares of the Acquiring Fund, would allow such classes of the Acquiring Fund to compensate the Distributor for services provided and expenses incurred in the distribution of the Fund's Class P and Class L shares, including advertising expenses and printing costs. The Distributor may reallow all or a portion of the payments received under the Plan to third parties, including banks. However, Class P shares and Class L shares of the Acquiring Fund are not involved in the Reorganization.

         The Acquiring Fund generally requires a minimum initial investment of $1,000, and subsequent investments of $100 or more. The Acquired Fund generally requires a minimum initial investment of $500,000, and subsequent investments of $5,000 or more. For investors in the Acquiring Fund, the Distributor may waive the minimums for plans involving periodic investments.

         Both Funds have automatic investment plans under which selected amounts are electronically withdrawn from shareholders' accounts with banks and are applied to purchase shares of the Funds.

Comparative Summary of Investor Costs

                  The  operating  expenses  and  maximum  transaction   expenses
expected to be associated with an investment in the Acquired Fund and Class R shares of the Acquiring Fund are reflected in the following tables:


                                          (Unaudited)
                                 Montgomery          Montgomery
                              Emerging Markets    Advisors Emerging
                                 Fund As of      Markets Fund As of   Pro Forma
                                June 30, 1996       June 30, 1996     (Combined)
                              ----------------   ------------------   ----------
SHAREHOLDER TRANSACTION
EXPENSES:
Maximum Sales Charge
 Imposed on Purchases
 (as a percentage of
 offering price)                    None                None             None
Sales Charge Imposed on
 Dividend Reinvestments             None                None             None
Maximum Contingent
 Deferred Sales Charge              None                None             None
 Redemption Fees                    None(1)            1.00%(2)          None(1)
 Exchange Fees                      None                None             None
ANNUAL OPERATING EXPENSES:
(as a percentage of average
net assets)

 Management Fee                     1.06%               1.20%           1.06%
 12b-1 Distribution and
 Service Fees                       None                None            None
 Other Expenses                     0.66%               0.25%           0.66%
Total Fund Operating
 Expenses (after fee waiver)        1.72%               1.45%           1.72%



The Manager of the Montgomery Advisors Emerging Markets Fund has voluntarily agreed to reduce its management fees and to pay certain Fund operating expenses, to the extent necessary to limit total annual Fund operating expenses to the lesser of the percentages listed above under "Total Fund Operating Expenses," or the maximum allowed by the most stringent state expense limitations. The Manager may terminate those voluntary reductions at any time.

----------------------------
1 The Trust reserves the right, upon 60-days' advance notice to shareholders, to impose a redemption fee of up to 1.00% on shares redeemed within 90 days of purchase. Also, shareholders effecting redemptions via wire transfer may be required to pay fees, including wire fee and other fees, that will be directly deducted from redemption proceeds.

2 The Montgomery Advisors Emerging Markets Fund imposes a redemption fee of up to 1.00% on shares redeemed within 90 days of purchase. Also, shareholders effecting redemptions via wire transfer may be required to pay fees, including wire fee and other fees, that will be directly deducted from redemption proceeds.

Redemption and Exchange Procedures

         Shareholders of both Funds may redeem their shares at the net asset value next determined after receipt of a written redemption request or a telephone redemption order without the imposition of any fee or other charge. The Acquired Fund imposes a redemption fee of up to 1.00% on shares redeemed within 90 days of purchase. The Acquiring Fund has reserved the right, upon 60-days' advance notice to shareholders, to impose a redemption fee of up to 1.00% on shares redeemed within 90 days of purchase.

         Due to the relatively high cost of maintaining smaller accounts, each Fund may impose a $20 annual account maintenance fee or, with at least 30-days' prior written notice, automatically redeem the shares of any shareholder who does not maintain a net asset value that equals at least the Fund's minimum initial investment in its/his/her account with that Fund ($500,000 in the case of the Acquired Fund, $1,000 in the case of the Acquiring Fund). Automatic redemption will not occur if the net asset value falls below the minimum initial investment solely as a result of fluctuations in the value of the Fund's investment portfolio (rather than as a result of redemptions or exchanges by the shareholder).

         Each Fund's shareholders generally may exchange their shares for shares of any of the Trust's other funds and of shares of funds offered by The Montgomery Funds II in the same Prospectus, based on their respective net asset values, without the imposition of any sales charges or exchange fees. However, because excessive exchanges can harm a fund's performance, the Trust reserves the right to terminate, either temporarily or permanently, exchange privileges of any shareholder who makes more than four exchanges out of any one Fund during a twelve-month period and to refuse an exchange into a Fund from which a shareholder has redeemed shares within the previous 90 days (accounts under common ownership or control and accounts with the same taxpayer identification number will be counted together).

         Shareholders of each Fund owning shares with a value the equals or exceeds the minimum initial investment ($500,000 in the case of the Acquired Fund, $1,000 in the case of the Acquiring Fund) may establish a monthly systematic withdrawal plan. A participating shareholder will receive (or have sent to a third party) periodic payments (by check or wire) of $5,000 or more (in the case of the Acquired Fund) or $100 or more (in the case of the Acquiring
Fund) from the shareholder's account in that Fund on a monthly or quarterly basis. Depending on the form of payment requested, shares will be redeemed up to five business days before the redemption proceeds are scheduled to be received by the shareholder.

Income Dividends, Capital Gains Distributions and Taxes

         Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. Both Funds currently intend to make one or, if necessary to avoid the imposition of tax on a Fund, more distributions during each calendar year. A distribution may be made between November 1 and December 31 of each year with respect to any undistributed capital gains earned during the one-year period ended October 31 of each calendar year. Another distribution of any undistributed capital gains may also be made following the Funds' fiscal year end (June 30 for both Funds).

         Each Fund intends to qualify as a separate "regulated investment company" under Subchapter M of the Code for federal income tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to pay no federal taxes on income and capital gains paid to shareholders in the form of dividends. In order to accomplish this goal, each Fund must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

Portfolio Transactions and Brokerage Commissions

         The Manager is responsible for decisions to buy and sell securities for each Fund, broker-dealer selection, and negotiation of commission rates. In placing orders for the Funds' portfolio transactions, the Manager's primary consideration is to obtain the most favorable price and execution available although the Manager also may consider a securities broker-dealer's sale of Fund shares, or research and brokerage services provided by the securities broker-dealer, as factors in considering through whom portfolio transactions will be effected. The Funds may pay to those securities broker-dealers who provide brokerage and research services to the Manager a higher commission than that charged by other securities broker-dealers if the Manager determines in good faith that the amount of the commission is reasonable in relation to the value of those services in terms either of the particular transaction, or in terms of the overall responsibility of the Manager and to any other accounts over which the Manager exercises investment discretion.

Shareholders' Rights

         The Trust is a Massachusetts business trust. Because each Fund is a series of the Trust, its operations are governed by the Trust's Declaration of Trust and By-laws and applicable Massachusetts law.

         The Funds normally will not hold meetings of shareholders except as required under the 1940 Act and Massachusetts law. However, shareholders holding 10% or more of the outstanding shares of each Fund may call meetings for the purpose of voting on removal of one or more of the Trustees.

         Shareholders of each Fund have no preemptive, conversion or subscription rights. The shares of each Fund have non-cumulative voting rights, with each shareholder of the Fund entitled to one vote for each full share of the Fund (and a fractional vote for each fractional share) held in the shareholder's name on the books of the Fund as of the record date for the action in question. On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. The shares of all the Funds will be voted in the aggregate on other matters, such as the election of trustees and ratification of the Board of Trustees' selection of the Funds' independent accountants.

RISK FACTORS

         The Acquiring Fund's portfolio, like that of the Acquired Fund, is subject to risks associated with investing in securities of foreign issuers. Such risks may include the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investment in securities of issuers in foreign nations. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may often not be comparable to those in the U.S. Further, the Funds may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts.

         Both Funds may also invest in medium quality (rated or equivalent to BBB by S&P or Baa by Moody's) and in limited amounts of high risk, lower quality debt securities (i.e., securities rated below BBB or Baa) or, if unrated, deemed to be of equivalent investment quality as determined by the Manager. Medium quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher grade debt securities. Both Funds may also invest in smaller companies that may benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than the prices of the securities of larger issuers.

RECOMMENDATION OF THE BOARD OF TRUSTEES

         In response to the circumstances described above in "Approval of the Proposed Reorganization," the Board of Trustees of the Trust has unanimously determined that the Reorganization is in the best interests of the shareholders of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted thereby.

         THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS
                      VOTE FOR THE ADOPTION OF THE PROPOSAL

DISSENTERS' RIGHTS OF APPRAISAL

         Shareholders of the Acquired Fund who object to the proposed Reorganization will not be entitled to any "dissenters' rights" under Massachusetts law. However, such shareholders have the right at any time up to the Effective Date to redeem their Acquired Fund Shares at net asset value or to exchange such Shares for shares of the other funds offered by the Trust (including the Acquiring Fund) without charge. After the Reorganization, such shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value in accordance with the procedures described in the Acquiring Fund's Prospectus dated June 30, 1996, as supplemented, subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act.

FURTHER INFORMATION ABOUT THE ACQUIRED FUND AND THE ACQUIRING FUND

         Further information about the Acquired Fund is contained in its current Prospectus dated November 13, 1995 and the Statement of Additional Information dated June 30, 1996, which are incorporated herein by reference. Further information about the Acquiring Fund is contained in its current Prospectus dated June 30, 1996 and the Statement of Additional Information dated June 30, 1996. These documents are available, without charge, by writing to The Montgomery Funds at 101 California Street, San Francisco, California 94111 or by calling (800) 572- FUND. Copies of such Prospectuses also accompany this Combined Proxy Statement and Prospectus.

         The Trust is subject to the informational requirements of the Securities and Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's regional offices at 500 West Madison Street, Suite 1400, Chicago, Illinois 60661 and 7 World Trade Center, Suite 1300, New York, New York 10048. Copies of such materials can be obtained at prescribed rates from the

Public Reference Branch, Office of Consumer Affairs and Information Services, of the SEC, Washington, D.C. 20549.

VOTE REQUIRED

         Approval of the proposed Reorganization requires the affirmative vote of the holders of a majority of the total number of Acquired Fund Shares outstanding on the Record Date. If the Shareholders of the Acquired Fund do not approve the proposed Reorganization, or if the Reorganization is not consummated for any other reason, then the Board of Trustees will take such further action as it deems to be in the best interest of the Acquired Fund and its shareholders, including liquidation, subject to approval by the Shareholders of the Acquired Fund if required by applicable law.

                                 OTHER BUSINESS

         The Board of Trustees of the Trust knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the Board's intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                          NEXT MEETING OF SHAREHOLDERS

         The Trust is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. If the Reorganization is not consummated, the next meeting of the Shareholders of the Acquired Fund will be held at such time as the Board of Trustees may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Trust at its office at a reasonable time before the meeting, as determined by the Board of Trustees, to be included in the Trust's proxy statement and form of proxy relating to such meeting, and must satisfy all other legal requirements.

                                  LEGAL MATTERS

         Certain legal matters in connection with the issuance of the Acquiring Fund Shares will be passed upon for the Trust by Heller, Ehrman, White & McAuliffe.

                                     EXPERTS

         The financial statements of the Montgomery Emerging Markets Fund for the year ended June 30, 1996 contained in the Trust's 1996 Annual Report to Shareholders, and the financial statements of the Montgomery Advisors Emerging Markets Fund for the period from December 8, 1995 (commencement of operations) to June 30, 1996 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

              PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY AND
                   RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE

                                    EXHIBIT A

                      Agreement and Plan of Reorganization

                      AGREEMENT AND PLAN OF REORGANIZATION


                  THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this ___ day of ________, 1996, by The Montgomery Funds, a Massachusetts business trust, for itself and on behalf of the Montgomery Emerging Markets Fund (the "Acquiring Fund"), a series of The Montgomery Funds, and on behalf of the Montgomery Advisors Emerging Markets Fund (the "Acquired Fund"), a series of The Montgomery Funds.

         In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the assets of the Acquired Fund be transferred to the Acquiring Fund, and that the Acquiring Fund assume the Stated Liabilities (as defined in paragraph 1.3) of the Acquired Fund, in exchange for shares of the Acquiring Fund ("Acquiring Fund Shares"), and that such Acquiring Fund Shares be distributed immediately after the Closing, as defined in this Agreement, by the Acquired Fund to its shareholders in liquidation of the Acquired Fund. This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code").

         In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

         1. REORGANIZATION OF ACQUIRED FUND

              1.1 Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, the Acquired Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2 (the "Fund Assets") to the Acquiring Fund and the Acquiring Fund shall assume the Acquired Fund's Stated Liabilities. The Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), deliver to the Acquired Fund full and fractional Acquiring Fund Shares, the number of which shall be determined by dividing (a) the value of the Acquired Fund Assets, net of the Acquired Fund's Stated Liabilities, computed in the manner and as of the time and date set forth in paragraph 2.1, by (b) the net asset value of one share of the Acquiring Fund computed in the manner and as of the time and date set forth in paragraph 2.2. Such transfer, delivery and assumption shall take place at the closing provided for in paragraph 3.1 (hereinafter sometimes referred to as the "Closing"). Immediately following the Closing, the Acquired Fund shall distribute the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided in paragraph 1.4 hereof. Such transactions are hereinafter sometimes collectively referred to as the "Reorganization."

              1.2 (a) With respect to the Acquired Fund, the Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned by the Acquired Fund, and any prepaid expenses shown as an asset on the Acquired Fund's books on the Closing Date.

                  (b) Before the Closing Date, the Acquired Fund will provide the Acquiring Fund with a schedule of its assets and its known liabilities, and the Acquiring Fund will provide the Acquired Fund with a copy of the current investment objective and policies applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell or otherwise dispose of any of the securities or other assets shown on the list of the Acquired Fund's Assets prior to the Closing Date but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase in accordance with its stated investment objective and policies. Before the Closing Date, the Acquiring Fund will advise the Acquired Fund of any investments of the Acquired Fund shown on such schedule which the Acquiring Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. In the event that the Acquired Fund holds any investments that the Acquiring Fund would not be permitted to hold under its stated investment objective or policies, the Acquired Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date to the extent practicable. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Acquiring Fund is or will be subject with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

              1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund will assume all liabilities and obligations reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared by the Administrator of The Montgomery Funds as of the Applicable Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period ("Stated Liabilities"). The Acquiring Fund shall assume only the Stated Liabilities of the Acquired Fund, and no other liabilities or obligations, whether absolute or contingent, known or unknown, accrued or unaccrued.

              1.4 Immediately following the Closing, the Acquired Fund will distribute the Acquiring Fund Shares received by the

Acquired Fund pursuant to paragraph 1.1 pro rata to its shareholders of record determined as of the close of business on the Closing Date ("Acquired Fund Investors") in complete liquidation of the Acquired Fund. Such distribution will be accomplished by an instruction, signed by an appropriate officer of The Montgomery Funds, to transfer the Acquiring Fund Shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of record of the Acquired Fund Investors and representing the respective pro rata number of shares of the Acquiring Fund due such Acquired Fund Investor. All issued and outstanding shares of the Acquired Fund will be cancelled simultaneously therewith on the Acquired Fund's books, and any outstanding share certificates representing interests in the Acquired Fund will represent only the right to receive such number of Acquiring Fund Shares after the Closing as determined in accordance with paragraph 1.1.

              1.5 If any request shall be made for a change of the registration of shares of the Acquiring Fund to another person from the account of the stockholder in which name the shares are registered in the records of the Acquired Fund, it shall be a condition of such registration of shares that there be furnished to the Acquiring Fund an instrument of transfer properly endorsed, accompanied by appropriate signature guarantees and otherwise in proper form for transfer and that the person requesting such registration shall pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or is not applicable.

              1.6 Following the transfer of assets by the Acquired Fund to the Acquiring Fund, the assumption of the Acquired Fund's Stated Liabilities by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.4, The Montgomery Funds shall terminate the qualification, classification and registration of the Acquired
Fund with all appropriate federal and state agencies. Any reporting or other responsibility of The Montgomery Funds is and shall remain the responsibility of The Montgomery Funds up to and including the date on which the Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.9.


         2.   VALUATION

              2.1 The value of the Acquired Fund's Fund Assets shall be the value of such assets computed as of the time at which its net asset value is calculated pursuant to the valuation procedures set forth in the Acquiring Fund's then current Prospectus and Statement of Additional Information on the business day immediately preceding the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the parties hereto (such time and date being herein called the "Applicable Valuation Date").

              2.2 The net asset value of each share of the Acquiring Fund shall be the net asset value per share computed on the Applicable Valuation Date, using the market valuation procedures set forth in the Acquiring Fund's then current Prospectus and Statement of Additional Information.

              2.3 All computations of value contemplated by this Article 2 shall be made by the Acquiring Fund's Administrator in accordance with its regular practice as pricing agent and reviewed by its independent auditors. The Acquiring Fund shall cause its Administrator to deliver a copy of its valuation report to The Montgomery Funds and to the Acquired Fund at the Closing.


         3.   CLOSING(S) AND CLOSING DATE

              3.1 The Closing for the Reorganization shall occur on _________, 1996 and/or on such other date(s) as may be mutually agreed upon in writing by the parties hereto (each, a "Closing Date"). The Closing(s) shall be held at the offices of Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104 or at such other location as is mutually agreeable to the parties hereto. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 10:00 a.m., local time on the Closing Date unless otherwise provided.

              3.2 The Acquiring Fund's custodian shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Fund Assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Acquired Fund in conjunction with the delivery of portfolio securities.

              3.3 Notwithstanding anything herein to the contrary, in the event that on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of The Montgomery Funds, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Applicable Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

         4.   COVENANTS WITH RESPECT TO THE ACQUIRING FUND AND THE
              ACQUIRED FUND

              4.1 With respect to the Acquired Fund, The Montgomery Funds has called or will call a meeting of Acquired Fund shareholders to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for the Acquired Fund's liquidating distribution of Acquiring Fund Shares contemplated hereby, and for The Montgomery Funds to terminate the Acquired Fund's qualification, classification and registration if requisite approvals are obtained with respect to the Acquired Fund. The Montgomery Funds, on behalf of the Acquired Fund, shall prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting.

              4.2 The Montgomery Funds, on behalf of the Acquired Fund, covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

              4.3 The Montgomery Funds, on behalf of the Acquired Fund, will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of shares of the Acquired Fund.

              4.4 Subject to the provisions hereof, The Montgomery Funds, on its own behalf and on behalf of the Acquiring Fund and the Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

              4.5 The Montgomery Funds, on behalf of the Acquired Fund, shall furnish to the Acquiring Fund on the Closing Date, a final statement of the total amount of the Acquired Fund's assets and liabilities as of the Closing Date.

              4.6 The Montgomery Funds, on behalf of the Acquiring Fund, has prepared and filed, or will prepare and file, with the Securities and Exchange Commission (the "SEC") a registration statement on Form N-14 under the Securities Act of 1933, as amended (the "1933 Act"), relating to the Acquiring Fund Shares (the "Registration Statement"). The Montgomery Funds, on behalf of the Acquired Fund, has provided or will provide the Acquiring Fund with the Proxy Materials for inclusion in the Registration Statement, prepared in accordance with paragraph 4.1, and with such other information and documents relating to the Acquired Fund as are requested by the Acquiring Fund and as are reasonably necessary for the preparation of the Registration Statement.

              4.7 As soon after the Closing Date as is reasonably practicable, The Montgomery Funds, on behalf of the Acquired Fund: (a) shall prepare and file all federal and other tax returns and reports of the Acquired Fund required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed and (b) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date.

              4.8 Following the transfer of assets by the Acquired Fund to the Acquiring Fund and the assumption of the Stated Liabilities of the Acquired Fund in exchange for Acquiring Fund Shares as contemplated herein, The Montgomery Funds will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to the Acquired Fund, promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the termination or declassification of the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts and other applicable requirements.


         5. REPRESENTATIONS AND WARRANTIES

              5.1 The Montgomery Funds, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

                  (a) The Montgomery Funds was duly created pursuant to its Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the Investment Company Act of 1940 (the "1940 Act") and is validly existing under the laws of the Commonwealth of Massachusetts, and the Declaration of Trust directs the Trustees to manage the affairs of The Montgomery Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering The Montgomery Funds' business as currently conducted by The Montgomery Funds and as described in the current Prospectuses of The Montgomery Funds. The Montgomery Funds is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

                  (b) The Registration Statement, including the current Prospectus and Statement of Additional Information of the Acquiring Fund, conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                  (c) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by The Montgomery Funds for itself and on behalf of the Acquiring Fund does not and will not (i) violate The Montgomery Funds' Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument, to which The Montgomery Funds is a party or by which its properties or assets are bound.

                  (d) Except as previously disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to The Montgomery Funds' knowledge, threatened against The Montgomery Funds or its business, the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect The Montgomery Funds or the Acquiring Fund's financial condition or the conduct of their business, The Montgomery Funds knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

                  (e) All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of the Acquiring Fund will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and non-assessable, the shares of each class of the Acquiring Fund issued and outstanding prior to the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and all applicable state securities laws, and the regulations thereunder, and the Acquiring Fund does not have outstanding any option, warrants or other rights to subscribe for or purchase any of its shares nor is there outstanding any security convertible into any of its shares;

                  (f) The execution, delivery and performance of this Agreement on behalf of the Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of The Montgomery Funds, the Trustees and the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of The Montgomery Funds and the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

                  (g) On the effective date of the Registration Statement, at the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by The Montgomery Funds with respect to the Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

                  (h) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by The Montgomery Funds, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by The Montgomery Funds for itself and on behalf of the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

                  (i) The Statement of Assets and Liabilities, Statement of Operations and Statements of Changes in Net Assets of the Acquiring Fund as of and for the year ended June 30, 1996, audited by Deloitte & Touche LLP (copies of which have been or will be furnished to the Acquired Fund) fairly present, in all material respects, the Acquiring Fund's financial condition as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such dates there were no liabilities of the Acquiring Fund (contingent or otherwise) known to The Montgomery Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

                  (j) Since the date of the most recent audited financial statements, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business; or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquired Fund, prior to the Closing Date (for the purposes of this subparagraph
(j), neither a decline in the Acquiring Fund's net asset value per share nor a decrease in the Acquiring Fund's size due to redemptions shall be deemed to constitute a material adverse change);

                  (k) For each full and partial taxable year from its inception through the Closing Date, the Acquiring Fund has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status; and

                  (l) All federal and other tax returns and reports of The Montgomery Funds and the Acquiring Fund required by law to be filed on or before the Closing Date shall have been filed, and all taxes owed by The Montgomery Funds or the Acquiring Fund shall have been paid so far as due, and to the best of The Montgomery Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

              5.2 The Montgomery Funds, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:
                  (a) The Montgomery Funds was duly created pursuant to its Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the Commonwealth of Massachusetts, and the Declaration of Trust directs the Trustees to manage the affairs of The Montgomery Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering The Montgomery Funds' business as currently conducted by The Montgomery Funds and as described in the current Prospectuses of The Montgomery Funds. The Montgomery Funds is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

                  (b) All of the issued and outstanding shares of the Acquired Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding shares of each class of the Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable, and the Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

                  (c) The Acquired Fund is not in violation of, and the execution, delivery and performance of this Agreement by The Montgomery Funds for itself and on behalf of the Acquired Fund does not and will not (i) violate The Montgomery Funds' Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument to which The Montgomery Funds is a party or by its properties or assets are bound;

                  (d) Except as previously disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to The Montgomery Funds' knowledge, threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Acquired Fund's financial condition or the conduct of its business, The Montgomery Funds knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

                  (e) The Statement of Assets and Liabilities, Statements of Operations and Statements of Changes in Net Assets of the Acquired Fund as of and for the period ended June 30, 1996, audited by Deloitte & Touche LLP (copies of which have been or will be furnished to the Acquiring Fund) fairly present, in all material respects, the Acquired Fund's financial condition as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no liabilities of the Acquired Fund (contingent or otherwise) known to The Montgomery Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

                  (f) Since the date of the most recent audited financial statements, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquiring Fund, prior to the Closing Date (for the purposes of this subparagraph
(f), neither a decline in the Acquired Fund's net asset value per share nor a decrease in the Acquired Fund's size due to redemptions shall be deemed to constitute a material adverse change);

                  (g) All federal and other tax returns and reports of The Montgomery Funds and the Acquired Fund required by law to be filed on or before the Closing Date shall have been filed, and all taxes owed by The Montgomery Funds or the Acquired Fund shall have been paid so far as due, and to the best of The Montgomery Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

                  (h) For each full and partial taxable year from its inception through the Closing Date, the Acquired Fund has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;

                  (i) At the Closing Date, the Acquired Fund will have good and marketable title to the Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;

                  (j) The execution, delivery and performance of this Agreement on behalf of the Acquired Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of The Montgomery Funds, the Trustees and the Acquired Fund, and this Agreement will constitute a valid and binding obligation of The Montgomery Funds and the Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

                  (k) From the effective date of the Registration Statement, through the time of the meeting of the Acquired Fund Investors, and on the Closing Date, the Proxy Materials (exclusive of the portions of the Acquiring Fund's Prospectus contained or incorporated by reference therein, and exclusive of any written information furnished by The Montgomery Funds with respect to the Acquiring Fund): (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by The Montgomery Funds, on behalf of the Acquired Fund, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

                  (l) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by The Montgomery Funds, for itself and on behalf of the Acquired Fund, or the performance of the Agreement by The Montgomery Funds for itself and on behalf of the Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.


         6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

              The obligations of The Montgomery Funds to consummate the Reorganization with respect to the Acquired Fund shall be subject to the performance by The Montgomery Funds, for itself and on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to the Acquiring Fund:

              6.1 All representations and warranties of The Montgomery Funds with respect to the Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

              6.2 The Montgomery Funds, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund at the Closing a certificate executed on behalf of the Acquiring Fund by The Montgomery Funds' President, Secretary or Assistant Secretary in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of The Montgomery Funds with respect to the Acquiring Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Acquired Fund shall reasonably request.

              6.3 The  Acquired  Fund  shall  have  received  at the  Closing  a favorable opinion of Heller, Ehrman, White & McAuliffe, counsel to The Montgomery Funds, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, substantially to the effect that:

                  (a) The Montgomery Funds is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect; (b) the Acquiring Fund is a separate portfolio of The Montgomery Funds, which is a business trust duly created pursuant to its Declaration of Trust, is validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and the Declaration of Trust directs the Trustees to manage the affairs of The Montgomery Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering The Montgomery Funds' business as described in the current Prospectuses of The Montgomery Funds; (c) this Agreement has been duly authorized, executed and delivered by The Montgomery Funds on behalf of The Montgomery Funds and the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Fund, is a valid and binding obligation of The Montgomery Funds, enforceable against The Montgomery Funds in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the Acquiring Fund Shares to be issued to the Acquired Fund and then distributed to the Acquired Fund Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; (e) the Registration Statement has become effective with the SEC and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened; (f) no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization with respect to the Acquiring Fund, except for such consents, approvals, authorizations and filings as have
                  been  made  or  received,   and  except  for  such   consents,
                  approvals, authorizations and filings as may be required subsequent to the Closing Date; and (g) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to The Montgomery Funds or the Acquiring Fund or any of their properties or assets and neither The Montgomery Funds nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business.

              6.4 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Fund from those fee amounts, undertakings and sales load amounts described in the Prospectus of the Acquiring Fund delivered to the Acquired Fund pursuant to paragraph 4.1 and in the Proxy Materials.

              6.5 With respect to the Acquiring Fund, the Board of Trustees of The Montgomery Funds shall have determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

         7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

              The obligations of The Montgomery Funds to consummate the Reorganization with respect to the Acquiring Fund shall be subject to the performance by The Montgomery Funds of all the obligations to be performed by it hereunder, with respect to the Acquired Fund, on or before the Closing Date and, in addition thereto, the following conditions:

              7.1 All representations and warranties of The Montgomery Funds with respect to the Acquired Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

              7.2 The Montgomery Funds, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund at the Closing a certificate executed on behalf of the Acquired Fund, by The Montgomery Funds' President, Secretary or Assistant Secretary, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of The Montgomery Funds with respect to the Acquired Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as the Acquiring Fund shall reasonably request.

              7.3 The Acquiring Fund shall have received at the Closing a favorable opinion from Heller, Ehrman, White & McAuliffe, counsel to The Montgomery Funds, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund, substantially to the effect that:

              (a) The Montgomery Funds is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect; (b) the Acquired Fund is a separate portfolio of The Montgomery Funds, which is a business trust duly created pursuant to its Declaration of Trust, is validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and the Declaration of Trust directs the Trustees to manage the affairs of The Montgomery Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering The Montgomery Funds' business as described in the current Prospectuses of The Montgomery Funds; (c) this Agreement has been duly authorized, executed and delivered by The Montgomery Funds on behalf of The Montgomery Funds and the Acquired Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquiring Fund, is a valid and binding obligation of The Montgomery Funds, enforceable against The Montgomery Funds in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) no consent, approval, authorization, filing or order of any court or governmental authority of the United Sates or any state is required for the consummation of the

              Reorganization with respect to the Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date; and (e) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to The Montgomery Funds or the Acquired Fund or any of their properties or assets and neither The Montgomery Funds nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely effects its business.

              7.4 With respect to the Acquired Fund, the Board of Trustees of The Montgomery Funds shall have determined that the Reorganization is in the best interests of the Acquired Fund.


         8.    FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
               ACQUIRING FUND AND THE ACQUIRED FUND

              The obligations of the Acquiring Fund and of the Acquired Fund herein are each subject to the further conditions that on or before the Closing Date with respect to the Acquiring Fund and the Acquired Fund:

              8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of The Montgomery Funds' Declaration of Trust and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.

              8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

              8.3 All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by The Montgomery Funds, on behalf of the Acquiring Fund or the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

              8.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

              8.5 The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund's shareholders substantially all of the Acquired Fund's investment company taxable income for all taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and substantially all of its net capital gain realized in all taxable years ending on or prior to the Closing Date (after reduction for any capital loss carryover).

              8.6 The Montgomery Funds shall have received the opinion of Heller, Ehrman, White & McAuliffe addressed to both the Acquiring Fund and the Acquired Fund (and based on customary representation certificates from The Montgomery Funds, the Acquiring Fund and the Acquired Fund) substantially to the effect that, for federal income tax purposes:

              (a) the transfer by the Acquired Fund of the Fund Assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Acquired Fund each are a "party to a reorganization" within the meaning of Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Fund Assets solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities; (c) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Fund Assets to the Acquiring Fund and the assumption by the Acquiring Fund of the Stated Liabilities in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (d) no gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares; (e) the aggregate tax basis for the Acquiring Fund Shares received by each of the Acquired Fund Shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such shareholder immediately prior to the

              Reorganization,  and the  holding  period  of the  Acquiring  Fund
              Shares to be received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided the Acquired Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of the Acquired Fund assets acquired by the Acquiring Fund will be same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this paragraph 8.6.


         9.   EXPENSES

              9.1 Except as may be otherwise provided herein, each of the Acquired Fund and the Acquiring Fund shall be liable for its respective expenses incurred in connection with entering into and carrying out the provisions of this Agreement, whether or not the transactions contemplated hereby are consummated. The expenses payable by the Acquired Fund hereunder shall include
(i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Acquired Fund referred to in paragraph 4.1 hereof; (iii) all fees and expenses related to the liquidation of the Acquired Fund; (iv) fees and expenses of the Acquired Fund's custodian and transfer agent(s) incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Acquired Fund's portfolio on the Applicable Valuation Date. The expenses payable by the Acquiring Fund hereunder shall include (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with preparing this Agreement and preparing and filing the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued in the Reorganization; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization; (iv) any fees and expenses of the Acquiring Fund's custodian and transfer agent(s) incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Acquiring Fund's portfolio on the Applicable Valuation Date.

         10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

              10.1 This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

              10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein.


         11.   TERMINATION

              11.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time before the Closing by the mutual written consent of the Acquiring Fund and the Acquired Fund.


         12.   AMENDMENTS

              This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of The Montgomery Funds, acting on behalf of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting the Acquired Fund, without the Acquired Fund obtaining the Acquired Fund Investors' further approval except that nothing in this paragraph 12 shall be construed to prohibit the Acquiring Fund and the Acquired Fund from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.


         13.  NOTICES

              Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

                  For The  Montgomery   Funds,  on  behalf  of  itself  and  the
                      Acquiring Fund and/or Acquired Fund:

                           R. Stephen Doyle
                           Chairman and CEO
                           The Montgomery Funds
                           101 California Street
                           San Francisco, California 94111

                  With copies to:

                           Julie Allecta, Esq. and
                           David A. Hearth, Esq.
                           Heller, Ehrman, White & McAuliffe
                           333 Bush Street
                           San Francisco, California 94104


         14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
              LIMITATION OF LIABILITY

              14.1 The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Articles, paragraphs, subparagraphs or Exhibits shall be construed as referring to Articles, paragraphs or subparagraphs hereof or Exhibits hereto, respectively. Whenever the terms "hereto", "hereunder", "herein" or "hereof" are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Article, paragraph, subparagraph or sentence.

              14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

              14.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

              14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

                  IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer, and attested by its Secretary.


                                                  The Montgomery Funds
                                                  for itself and on behalf of
                                                  the Montgomery Emerging
                                                  Markets Fund



                                           By:     _________________________

                                           Title:  _________________________


                                                    The Montgomery Funds
                                                    for itself and on behalf of
                                                    the Montgomery Advisors
                                                    Emerging Markets Fund



                                           By:    _________________________

                                           Title: _________________________

      ---------------------------------------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                            FOR THE REORGANIZATION OF

                    MONTGOMERY ADVISORS EMERGING MARKETS FUND

                                      INTO

                        MONTGOMERY EMERGING MARKETS FUND

      ---------------------------------------------------------------------

                              THE MONTGOMERY FUNDS


                              101 California Street
                         San Francisco, California 94111
                                 1-800-572-FUND



                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED October 31, 1996
                     FOR REGISTRATION STATEMENT ON FORM N-14

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Combined Proxy Statement and Prospectus dated October 31, 1996, which has been filed by The Montgomery Funds (the "Trust") in connection with a Special Meeting of Shareholders of the Montgomery Advisors Emerging Markets Fund (the "Acquired Fund") of the Trust that has been called to vote on an Agreement and Plan of Reorganization (and the transactions contemplated thereby). Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing The Montgomery Funds at the address indicated above or by calling toll-free 1-800-572-FUND.


         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

         Further information about the Trust, the Acquired Fund and the Montgomery Emerging Markets Fund (the "Acquiring Fund") is contained in the Acquired Fund's Prospectus dated November 13, 1995, the Acquiring Fund's Prospectus dated June 30, 1996, the Annual Report of the Acquiring Fund for the fiscal year ended June 30, 1996 and the Annual Report of the Acquired Fund for the fiscal period ended June 30, 1996. The Funds' Statement of Additional Information, dated June 30, 1996, is incorporated by reference in this Statement of Additional Information and is available without charge by calling The Montgomery Funds toll-free at 1-800-572-FUND.

                  Pro-forma financial statements are not provided herewith because as of September 30, 1996 the net asset value of the Acquired Fund did not exceed ten percent of the net asset value of the Acquiring Fund.


                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----
General Information ................................................       B-2

                               GENERAL INFORMATION

         The shareholders of the Acquired Fund are being asked to approve a form of Agreement and Plan of Reorganization (the "Plan") combining the Acquired Fund into the Acquiring Fund (and the transactions contemplated thereby). The Plan contemplates the transfer of all of the assets of the Acquired Fund as of the Effective Date to the Acquiring Fund, and the assumption by the Acquired Fund of stated liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. Immediately after the Effective Date, the Acquired Fund will distribute to its shareholders of record as of the close of business on the Effective Date the shares of the Acquiring Fund received. The shares of the Acquiring Fund that will be issued for distribution to the Acquired Fund's Shareholders will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held as of the Closing Date. The Trust will then take all necessary steps to terminate the qualification, registration and classification of the Acquired Fund. All issued and outstanding shares of the Acquired Fund will be cancelled on the Acquired Fund's books. Shares of the Acquiring Fund will be represented only by book entries; no share certificates will be issued.


         A Special Meeting of the Acquired Fund's shareholders to consider the transaction will be held at the offices of the Trust, 101 California Street, 35th Floor, San Francisco, California 94111 on November 25, 1996 at 10 a.m., local time.


         For further information about the transaction, see the Combined Proxy Statement and Prospectus. For further information about the Trust, the Acquired Fund and the Acquiring Fund, see the Funds' Statement of Additional Information, dated June 30, 1996, which is available without charge by calling the Trust at 1-800-572-FUND.

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

               ---------------------------------------------------

                              THE MONTGOMERY FUNDS
                                 --------------

                                    FORM N-14

                                 --------------

                                     PART C

                                 --------------


Item 15.  Indemnification

         Article VII, Section 3 of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

         Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16  Exhibits

         (1)(A) Agreement and Declaration of Trust is incorporated by reference to the Registrant's Registration Statement as filed with the Commission on May 16, 1990 ("Registration Statement").

         (1)(B) Amendment to Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement as filed with the Commission on December 30, 1993 ("Post-Effective Amendment No. 17").

         (1)(C) Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement as filed with the Commission on September 13, 1995 ("Post-Effective Amendment No. 28").

         (2)      By-Laws are  incorporated  by  reference  to the  Registration
                  Statement.

         (3)      Voting Trust Agreement - Not applicable.

         (4) Form of Agreement and Plan of Reorganization is included in Part A

         (5)      Specimen Share Certificate - Not applicable.

         (6)(A) Form of Investment Management Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement as filed with the Commission on July 5, 1990 ("Pre-Effective Amendment No. 1").

         (6)(B) Form of Amendment to Investment Management Agreement is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement as filed with the Commission on March 31, 1995 ("Post-Effective Amendment No. 24").

         (7)(A) Form of Underwriting Agreement is incorporated by reference to Pre-Effective Amendment No. 1.

         (7)(B) Form of Selling Group Agreement is incorporated by reference to Pre-Effective Amendment No. 1.

         (8)      Benefit Plan(s) - Not applicable.

         (9)      Custody    Agreement   is   incorporated   by   reference   to
                  Post-Effective Amendment No. 24.

         (10) Form of Shareholder Services Plan is incorporated by reference to Post-Effective Amendment No. 28.

         (11) Consent and Opinion of Counsel as to legality of shares is incorporated by reference to Pre-Effective Amendment No. 1.


         (12) Opinion and Consent of Counsel as to Tax Matters will be filed with post-effective amendment No. 1 which the Registrant undertakes to file pursuant to Item 17 below.


         (13)(A) Form of Administrative Services Agreement is incorporated by reference to Post-Effective Amendment No. 15.

         (13)(B) Form of Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 28.

         (14)     Independent  Auditors' Consent is incorporated by reference to
                  the  Registrant's   Registration   Statement  filed  with  the
                  Commission on September 11, 1996.


         (15)     Not Applicable.


         (16) Powers of Attorney are incorporated by reference to the Registrant's Registration Statement filed with the Commission on September 11, 1996.


Item 17. Undertakings.

         (1) Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


         (3) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement including a signed tax opinion from Heller, Ehrman, White & McAuliffe opining on the tax-free nature of the reorganization.

                                   SIGNATURES



                  As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of San Francisco and State of California, on the 17th day of October, 1996.



                                                  THE MONTGOMERY FUNDS


                                                  By: R. Stephen Doyle*
                                                  ---------------------------
                                                  R. Stephen Doyle
                                                  Chairman and Principal
                                                       Executive Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:



SIGNATURE                       TITLE                          DATE


R. Stephen Doyle*               Principal Executive            October 17, 1996
-------------------
R. Stephen Doyle                Officer; Principal
                                Financial and Accounting
                                Officer; and Trustee


Andrew Cox*                     Trustee                        October 17, 1996
-------------------
Andrew Cox


Cecilia H. Herbert*             Trustee                        October 17, 1996
-------------------
Cecilia H. Herbert


John A. Farnsworth*             Trustee                        October 17, 1996
-------------------
John A. Farnsworth






*By: /s/ Julie Allecta
     -------------------------------
     Julie Allecta, Attorney-in-Fact
     pursuant to Power of Attorney
     filed herewith.